Document and Entity Information	9 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Registrant Name	HIVE Digital Technologies Ltd.
Entity Central Index Key	0001720424
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Type	6-K
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2026
Entity File Number	001-40398
Entity Address, Address Line One	Suite 128, 7900 Callaghan Road
Entity Address, Postal Zip Code	78229
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Country	US